Note 3 - Inventories	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	2017	2018
Lubricants	1,107,571	1,043,763
Victualing	85,447	79,965
Bunkers	-	580,663
Total	1,193,018	1,704,391